Deferred income (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Deferred Income [Abstract]
Disclosure of detailed information about current deferred income
	March 31, 2025	March 31, 2024
Contract liabilities
Current	2,822,787	2,083,932
Non - current	3,289,882	3,053,428

	6,112,669	5,137,360